SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The following table summarizes the activity in the allowance for expected credit loss for the six months ended June 30, 2025 and 2024, respectively.

For the six months ended
June 30, 2025
US$’000
(Unaudited)

Balance as of January 1, 2025	106
Current period provision	11
Balance as of June 30, 2025	117

For the six months ended
June 30, 2024
US$’000
(Unaudited)

Balance as of January 1, 2024	129
Reversal	(8)
Balance as of June 30, 2024	121

SCHEDULE OF ESTIMATED USEFUL LIFE

Estimated useful lives

Buildings	20 years
Machinery and equipment	3 to 25 years
Vehicles	4 to 5 years
Computer and electronic equipment	2 to 5 years
Mold and tooling	1 to 13 years
Other logistic equipment	3 to 5 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS

Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives

Patent	5 to 10 years
Computer software	2 to 10 years

SCHEDULE OF ACCRUED WARRANTY

Accrued warranty is included in other liabilities and the movement of accrued warranty is as following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)

Accrued warranty - beginning of period	104	204
Warranty costs incurred	(9)	(96)
Translation adjustment	1	(4)
Accrued warranty - end of period	96	104

SCHEDULE OF REVENUE

Revenue consists of the following:

	For the six months ended
	June 30, 2025		June 30, 2024
	US$’000		US$’000
	(Unaudited)		(Unaudited)
	Related Parties	Third Parties	Related Parties	Third Parties

Vehicle sales	$-	$522	$-	$3,161
Sales of vehicle parts and accessories	$66	$11	$245	$-
Others	$-	$-	$-	$1

Total revenues	66	533	245	3,162

SCHEDULE OF GOVERNMENT SUBSIDY

See below for the nature of each government subsidy received and the related accounting treatment:

For the six months ended June 30, 2025 (Unaudited)
No.	US$’000	Type of Subsidies	Accounting Treatment

1	5,060	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	198	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	5,258

For the six months ended June 30, 2024 (Unaudited)
No.	US$’000	Type of Subsidies	Accounting Treatment

1	1,426	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	280	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	1,706